Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Likewise, in 2024, we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Method	The strike price for the stock option awards is set at the closing price on the second trading day after the filing of our Form 10-K, which is also the date of issuance. This timing for the pricing and issuance of stock options allows for the exercise price to reflect a broad dissemination of our financial results from the prior year and other material nonpublic information that may be included in the Form 10-K.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Other than timing the establishment of the strike price for options to follow the release of our next annual or quarterly report, our board of directors and the Committee has not taken material nonpublic information into account in the schedule for granting awards in 2024.
MNPI Disclosure Timed for Compensation Value	false